[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

January 14, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Bancroft Fund Ltd. – N-2 Filing
File Nos. 333- and 811-02151

Ladies & Gentlemen:

On behalf of Bancroft Fund Ltd. (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder (the “Securities Act Rules”), and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $12,980.00 to cover the registration fee under the Securities Act has been paid.

***

If you have any questions or require any further information with respect to this Registration Statement, or any other matter relating to the Fund, please do not hesitate to contact me at (617) 573-4836.

Sincerely,

/s/Kenneth E. Burdon

Kenneth E. Burdon